As filed with the Securities and Exchange Commission on October 29, 2001.

Registration No. 333-70340

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No. _1__ Post-effective Amendment No. ____

(Check appropriate box or boxes)

PBHG FUNDS

_________________________________________

(Exact Name of Registrant as Specified in Charter)

1400 Liberty Ridge Drive

Wayne, Pennsylvania 19087

__________________________________________

(Address of Principal Executive Offices)

Registrant's Telephone Number: (610) 647-4100

Name and Address of Agent for Service:

HAROLD J. BAXTER

Pilgrim Baxter & Associates, Ltd.

1400 Liberty Ridge Drive

Wayne, Pennsylvania 19087

Copies to:

THOMAS H. DUNCAN, ESQUIRE JOHN M. ZERR, ESQUIRE

Ballard Spahr Andrews & Ingersoll, LLP Pilgrim Baxter & Associates, Ltd.

1225 17th Street 1400 Liberty Ridge Drive

Suite 2300 Wayne, Pennsylvania 19087

Denver, Colorado 80202

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

The title of the securities being registered is PBHG Class Shares of PBHG Disciplined Equity Fund, PBHG Class shares of PBHG IRA Capital Preservation Fund, PBHG Class shares of PBHG New Perspective Fund, PBHG Class shares and Advisor Class shares of PBHG REIT Fund, and PBHG Class shares of PBHG Clipper Focus Fund. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

Part A - Prospectus. The Prospectus is incorporated into this filing by reference to the electronic filing of Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration Nos. 333-70340.

Part B - Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration Nos. 333-70340.

PART C: OTHER INFORMATION

Item 15. INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

ARTICLE VIII

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

The Bylaws of the Registrant include the following:

ARTICLE VIII

INDEMNIFICATION

Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

(a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

(b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

* * * *

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS:

    Agreement and Declaration of Trust incorporated herein by reference to Post-Effective Amendment ("PEA") No. 47 to the Registrant's Registration Statement on Form N-1A filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
      Amended Schedule A dated June 5, 2001 to Agreement and Declaration of Trust incorporated herein by reference to PEA No. 50 filed on August 14, 2001, Registration Nos. 2-99810 and 811-04391.
      Amended Schedule A dated August 13, 2001 to Agreement and Declaration of Trust incorporated herein by reference to PEA No. 50 filed on August 14, 2001, Registration Nos. 2-99810 and 811-04391.
    Bylaws incorporated herein by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
    Voting Trust Agreements - none.
    A copy of the form of the Agreements and Plans of Reorganization is attached as Exhibit 1 to each prospectus included in this Registration Statement.
    Instruments Defining Rights of Security Holders.
      Articles II, VI, VII and IX of the Agreement and Declaration of Trust incorporated by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
      Article IV of the Bylaws incorporated by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
    Investment Advisory Agreement.
      Form of Investment Advisory Agreement dated January 28, 2001, by and between the Registrant, on behalf of each fund of the Registrant, and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
      Form of Investment Sub-Advisory Agreement dated January 28, 2001, by and between the Registrant, on behalf of the PBHG Large Cap Value, Mid Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. incorporated herein by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
      Form of Investment Sub-Advisory Agreement dated January, 28, 2001 by and between the Registrant, on behalf of the PBHG Cash Reserve Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP incorporated herein by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
      Form of Investment Sub-Advisory Agreement by and between the Registrant, on behalf of the PBHG Disciplined Equity Fund, Pilgrim Baxter & Associates, Ltd. and Analytic Investors, Inc. was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
      Form of Investment Sub-Advisory Agreement by and between the Registrant, on behalf of the PBHG IRA Capital Preservation Fund, Pilgrim Baxter & Associates, Ltd. and Dwight Asset Management Company was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
      Form of Investment Sub-Advisory Agreement by and between the Registrant, on behalf of the PBHG New Perspective Fund, Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
      Form of Investment Sub-Advisory Agreement by and between the Registrant, on behalf of the PBHG REIT Fund, Pilgrim Baxter & Associates, Ltd. and Heitman/PRA Securities Advisors LLC was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
      Form of Investment Sub-Advisory Agreement by and between the Registrant, on behalf of the PBHG Clipper Focus Fund, Pilgrim Baxter & Associates, Ltd. and Pacific Financial Research, Inc. was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
    Distribution Agreement. Form of Distribution Agreement dated January 28, 2001 by and between the Registrant and PBHG Fund Distributors incorporated herein by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
    Not Applicable
    Custodian Agreement.
      Custodian Agreement between the Registrant and The Northern Trust Company incorporated herein by reference to PEA No. 30 filed May 20, 1997, Registration Nos. 2-99810 and 811-04391.
          First Amendment to Custody Agreement between the Registrant and The Northern Trust Company dated June 4, 1998 incorporated herein by reference to PEA No. 35 filed November 23, 1998, Registration Nos. 2-99810 and 811-04391.
      Custodian Agreement between the Registrant and First Union National Bank (successor to CoreStates Bank, N.A.) and Schedule A incorporated herein by reference to PEA No. 30 filed May 20, 1997, Registration Nos. 2-99810 and 811-04391.
          Schedule A dated December 14, 2000 to the Custodian Agreement dated April 1, 1997 between the Registrant and First Union National Bank incorporated herein by reference to PEA No. 42 filed December 15, 2000, Registration Nos. 2-99810 and 811-04391.
      Plan under Rule 12b-1. Form of Plan under Rule 12b-1 with respect to the Advisor Class Shares is filed herewith as Exhibit 10(a).

    (b) Rule 18f-3 Multiple Class Plan. Form of Plan under Rule 18f-3 is filed herewith as Exhibit 10(b).

    Opinion of Ballard Spahr Andrews & Ingersoll, LLP, regarding validity of shares to be issued and related consent was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
    Opinion of Ballard Spahr Andrews & Ingersoll, LLP, regarding tax matters and related consent was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
    Other material Contracts:
      Form of Administrative Services Agreement dated January 28, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
      Sub-Administrative Services Agreement dated January 1, 2001 by and between PBHG Fund Services and SEI Mutual Funds Services incorporated herein by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
      Schedule A dated December 14, 2000 to the Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 42 filed December 15, 2001, Registration Nos. 2-99810 and 811-04391.
      Form of Expense Limitation Agreement dated January 28, 2001 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 47 filed May 8, 2001, Registration Nos. 2-99810 and 811-04391.
    Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 14.
    Not Applicable
    Not applicable
    Other.
      Form of Proxy related to the Special Meeting of Shareholders of Analytic Enhanced Equity Fund was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
      Form of Proxy related to the Special Meeting of Shareholder of IRA Capital Preservation Portfolio was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
      Form of Proxy related to the Special Meeting of Shareholders of NWQ Special Equity Portfolio was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
      Form of Proxy related to the Special Meeting of Shareholders of Heitman Real Estate Portfolio was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
      Form of Proxy related to the Special Meeting of Shareholders of Clipper Focus Fund was filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed September 27, 2001, Registration No. 333-70340 and is incorporated herein by reference.
      Prospectus for PBHG Disciplined Equity Fund, PBHG IRA Capital Preservation Fund, PBHG New Perspective Fund, PBHG REIT Fund and PBHG Clipper Focus Fund were filed as part of the Registrant's Registration Statement on Form N-1A filed October 29, 2001, Registration Nos. 2-99810 and 811-04391, and are incorporated herein by reference.
      Power of Attorney from Trustees of Registrant is filed herewith as Exhibit 17(g).

    Item 17. Undertakings

    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, Pre-Effective Amendment No. 1 to this Registration Statement has been signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 26th day of October, 2001.

PBHG FUNDS

Registrant

/s/Harold J. Baxter

By:

Harold J. Baxter

Chairman and Trustee

As required by the Securities Act of 1933, Pre-Effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Title Date

/s/Harold J. Baxter

________________________ Chairman and Trustee October 26, 2001

Harold J. Baxter

*

________________________ Trustee October 26, 2001

John R. Bartholdson

*

________________________ Trustee October 26, 2001

Jettie M. Edwards

*

________________________ Trustee October 26, 2001

Albert A. Miller

/s/Gary L. Pilgrim

________________________ President October 26, 2001

Gary L. Pilgrim

/s/ Lee T. Cummings

________________________ Treasurer, October 26, 2001

Lee T. Cummings Chief Financial Officer

and Controller

/s/ John M. Zerr

*By ________________________

John M. Zerr

Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit Number	Description
10(a)	Form of Plan under Rule 12b-1 with respect to the Advisor Class Shares.
10(b)	Form of Plan under Rule 18f-3.
14	Consent of PricewaterhouseCoopers LLP.
17(g)	Power of Attorney from Trustees of Registrant.